Summary Of Significant Accounting Policies (Capitalized Software Costs And Related Accumulated Amortization) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013
Accounting Policies [Abstract]
Capitalized software	$ 132.6	$ 107.9
Accumulated amortization	(70.9)	(67.5)
Capitalized software, net of accumulated amortization	$ 61.7	$ 40.4